As filed with the Securities and Exchange Commission on March 22, 2007
Registration No. 333-138051

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-2
(Check Appropriate box or boxes)

☐	Registration Statement under the Securities Act of 1933
☑	Pre-Effective Amendment No. 7
☐	Post-Effective Amendment No.
and/or
☐	Registration Statement under the Investment Company Act of 1940
☐	Amendment No.

GSC Investment Corp.
(Exact name of Registrant as specified in its charter)

12 East 49th Street, Suite 3200
New York, New York 10017
(Address of Principal Executive Offices)
(212) 884-6200
(Registrant’s Telephone Number, Including Area Code)

Thomas V. Inglesby
GSC Investment Corp.
12 East 49th Street, Suite 3200
New York, New York 10017
(Name and Address of Agent for Service)

Copies to:

Winthrop B. Conrad, Jr.	Jay L. Bernstein, Esq.
Danforth Townley	Richard I. Horowitz, Esq.
Davis Polk & Wardwell	Clifford Chance US LLP
450 Lexington Avenue	31 West 52nd Street
New York, New York 10017	New York, New York 10019
(212) 450-4890	(212) 878-8000
(212) 450-3890 (fax)	(212) 878-8375 (fax)

Approximate Date of commencement of proposed sale to the public:  As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered only in connection with dividend reinvestment plans, please check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐  When declared effective pursuant to Section 8(c).

If appropriate, check the following box:

☐  This amendment designates a new effective date for a previously filed registration statement.

☐  This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of           the earlier effective registration statement for the same offering is          .

		Amount of
Title of Each Class of	Proposed Maximum	Registration
Securities to be Registered	Aggregate Offering Price(1)	Fee(2)
Common Stock, $0.0001 par value per share	$201,825,000	$17,642

(1)	Includes the underwriters’ over-allotment option.

(2)	The registration fee, which has been previously paid, was calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

EXPLANATORY NOTE
PART C-OTHER INFORMATION
Item 25. Financial Statements and Exhibits
SIGNATURES
EX-99.K.11: FORM OF AMENDMENT TO THE CONTRIBUTION AND EXCHANGE AGREEMENT

EXPLANATORY NOTE

This Amendment No. 7 to the Registration Statement on form N-2 (File No. 333-138051) is being filed in order to file Exhibit k.11 which was not included with Amendment No. 6 to the Registration Statement filed on March 22, 2007. This Amendment No. 7 modifies the provisions of Item 25 of Part C and the Index to Exhibits of the Registration Statement. The provisions of the Prospectus contained in Parts A and B and Items 26, 27, 28, 29, 30, 31, 32, 33 or 34 of Part C of Amendment No. 6 to the Registration Statement on Form N-2, File No. 333-138051, filed on March 22, 2007 are incorporated by reference in their entirety.

PART C-OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

1.	Financial Statements

Not applicable.

2.	Exhibits

Exhibit
Number		Description

a		Form of Charter of GSC Investment Corp.********
b		Form of Bylaws of GSC Investment Corp.********
c		Not applicable
d	.1	Specimen certificate of GSC Investment Corp.’s common stock, par value $0.0001 per share.********
d	.2	Form of Registration Rights Agreement dated , 2007 between GSC Investment Corp., GSC CDO III L.L.C., GSCP (NJ) L.P. and the other investors party thereto.**
e		Form of Dividend Reinvestment Plan.******
g		Form of Investment Advisory and Management Agreement dated , 2007 between GSC Investment LLC and GSCP (NJ) L.P.******
h		Form of Underwriting Agreement dated , 2007 between GSC Investment Corp. and Citigroup Global Markets, Inc., J.P. Morgan Securities Inc. and Wachovia Capital Markets, LLC, as representatives of the underwriters named therein.**
i	.	Not Applicable.
j		Form of Custodian Agreement dated , 2007 between GSC Investment Corp. and .******
k	.1	Form of Regulations of American Stock Transfer and Trust Company.**
k	.2	Form of Administration Agreement dated , 2007 between GSC Investment Corp. and GSCP (NJ) L.P.******
k	.3	Form of Trademark License Agreement dated , 2007 between GSC Investment Corp. and GSCP (NJ) L.P.******
k	.4	Contribution and Exchange Agreement dated October 17, 2006 among GSC Investment LLC, GSC CDO III, L.L.C., GSCP (NJ), L.P., and the other investors party thereto.******
k	.5	Portfolio Acquisition Agreement dated March 21, 2007 between GSC Investment Corp. and GSC Partners CDO Fund III, Limited.******
k	.6	Form of Indemnification Agreement dated , 2007 between GSC Investment LLC and each officer and director of GSC Investment LLC.******
k	.7	Form of Indemnification Agreement dated , 2007 between GSC Investment LLC and each investment committee member of GSCP (NJ) L.P.******
k	.8	Collateral Management Agreement dated November 5, 2001 among GSC Partners CDO Fund III, Limited and GSCP (NJ), L.P.****
k	.9	Amended and Restated Limited Partnership Agreement of GSC Partners CDO GP III, L.P. dated October 16, 2001.****

Exhibit
Number		Description

k	.10	Amended and Restated Limited Partnership Agreement of GSC Partners CDO Investors III, L.P. dated August 27, 2001.****
k	.11	Form of Amendment to the Contribution and Exchange Agreement dated , 2007 among GSC Investment LLC, GSC CDO III, L.L.C., GSCP (NJ), L.P., and the other investors party thereto.*
k	.12	Form of Assignment and Assumption Agreement dated , 2007 among GSCP (NJ), L.P. and GSC Investment LLC.***
l		Opinion of Venable LLP, counsel to the Registrant.**
m	.	Not applicable.
n	.1	Consent of Thomas V. Inglesby pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.******
n	.2	Consent of Richard M. Hayden pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.******
n	.3	Consent of Robert F. Cummings, Jr. pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.******
n	.4	Consent of Peter K. Barker pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.**
n	.5	Consent of Steven M. Looney pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.**
n	.6	Consent of Charles S. Whitman pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.**
n	.7	Consent of G. Cabell Williams pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.**
n	.8	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.**
n	.9	Consent of Venable LLP, counsel to the Registrant (included in Exhibit l).**
n	.10	Consent of Valuation Research Corporation, Independent Valuation Firm.**
o		Not applicable.
p		Not applicable.
q		Not applicable.
rr		Code of Ethics of the Company adopted under Rule 17j-1.**

*	Filed herewith.

**	Incorporated by reference to Amendment No. 6 to GSC Investment Corp.’s Registration Statement on Form N-2, file No. 333-138051, filed on March 22, 2007.

***	Incorporated by reference to Amendment No. 5 to GSC Investment LLC’s Registration Statement on Form N-2, File No. 333-488051, filed on March 8, 2007.

****	Incorporated by reference to Amendment No. 4 to GSC Investment LLC’s Registration Statement on Form N-2, File No. 333-138051, filed on February 23, 2007.

*****	Incorporated by reference to Amendment No. 3 to GSC Investment LLC’s Registration Statement on Form N-2, File No. 333-138051, filed on February 7, 2007.

******	Incorporated by reference to Amendment No. 2 to GSC Investment LLC’s Registration Statement on Form N-2, File No. 333-138051, filed on January 12, 2007.

*******	Incorporated by reference to GSC Investment LLC’s Registration Statement on Form N-2, File No. 333-138051, filed on December 1, 2006.

********	Incorporated by reference to GSC Investment Corp’s Registration Statement on Form 8-A, File No. 001-333-76, filed on March 21, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of March 2007.

GSC INVESTMENT CORP.

/s/ Thomas V. Inglesby
Name: THOMAS V. INGLESBY

Title:	Director and Chief Executive Officer, GSC Investment Corp.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Richard M. Hayden RICHARD M. HAYDEN	Chairman of the Board of Directors	March 22, 2007

/s/ Thomas V. Inglesby THOMAS V. INGLESBY	Director and Chief Executive Officer	March 22, 2007

/s/ Richard J. Allorto, Jr. RICHARD J. ALLORTO, JR.	Chief Financial Officer and Chief Accounting Officer	March 22, 2007

/s/ Robert F. Cummings, Jr. ROBERT F. CUMMINGS, JR.	Director	March 22, 2007

/s/ Peter K. Barker PETER K. BARKER	Director	March 22, 2007

/s/ Steven M. Looney STEVEN M. LOONEY	Director	March 22, 2007

/s/ Charles S. Whitman III CHARLES S. WHITMAN III	Director	March 22, 2007

/s/ G. Cabell Williams G. CABELL WILLIAMS	Director	March 22, 2007

INDEX OF EXHIBITS

Exhibit
Number		Description

a		Form of Charter of GSC Investment Corp.********
b		Form of Bylaws of GSC Investment Corp.********
c		Not applicable.
d	.1	Specimen certificate of GSC Investment Corp.’s common stock, par value $0.0001 per share.********
d	.2	Form of Registration Rights Agreement dated , 2007 between GSC Investment Corp., GSC CDO III L.L.C., GSCP (NJ) L.P. and the investors party thereto.**
e		Form of Dividend Reinvestment Plan.******
g		Form of Investment Advisory and Management Agreement dated , 2007 between GSC Investment LLC and GSCP (NJ) L.P.******
h		Form of Underwriting Agreement dated , 2007 between GSC Investment Corp. and Citigroup Global Markets, Inc., J.P. Morgan Securities Inc. and Wachovia Capital Markets, LLC, as representatives of the underwriters named therein.**
i	.	Not Applicable.
j		Form of Custodian Agreement dated , 2007 between GSC Investment Corp. and .******
k	.1	Form of Regulations of American Stock Transfer and Trust Company.**
k	.2	Form of Administration Agreement dated , 2007 between GSC Investment Corp. and GSCP (NJ) L.P.******
k	.3	Form of Trademark License Agreement dated , 2007 between GSC Investment Corp. and GSCP (NJ) L.P.******
k	.4	Contribution and Exchange Agreement dated October 17, 2006 among GSC Investment LLC, GSC CDO III, L.L.C., GSCP (NJ), L.P., and the other investors party thereto.******
k	.5	Portfolio Acquisition Agreement dated March 21, 2007 between GSC Investment Corp. and GSC Partners CDO Fund III, Limited.******
k	.6	Form of Indemnification Agreement dated , 2007 between GSC Investment LLC and each officer and director of GSC Investment LLC.******
k	.7	Form of Indemnification Agreement dated , 2007 between GSC Investment LLC and each investment committee member of GSCP (NJ) L.P.******
k	.8	Collateral Management Agreement dated November 5, 2001 among GSC Partners CDO Fund III, Limited and GSCP (NJ), L.P.****
k	.9	Amended and Restated Limited Partnership Agreement of GSC Partners CDO GP III, L.P. dated October 16, 2001.****
k	.10	Amended and Restated Limited Partnership Agreement of GSC Partners CDO Investors III, L.P. dated August 27, 2001.****
k	.11	Form of Amendment to the Contribution and Exchange Agreement dated , 2007 among GSC Investment LLC, GSC CDO III, L.L.C., GSCP (NJ), L.P., and the other investors party thereto.*
k	.12	Form of Assignment and Assumption Agreement dated , 2007 among GSCP (NJ), L.P. and GSC Investment LLC.***
l		Opinion of Venable LLP, counsel to the Registrant.**
m	.	Not applicable.
n	.1	Consent of Thomas V. Inglesby pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.******
n	.2	Consent of Richard M. Hayden pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.******
n	.3	Consent of Robert F. Cummings, Jr. pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.******
n	.4	Consent of Peter K. Barker pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.**

Exhibit
Number		Description

n	.5	Consent of Steven M. Looney pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.**
n	.6	Consent of Charles S. Whitman pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.**
n	.7	Consent of G. Cabell Williams pursuant to Rule 438 under the Securities Act of 1933 to be named as a director.**
n	.8	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.**
n	.9	Consent of Venable LLP, counsel to the Registrant (included in Exhibit l).**
n	.10	Consent of Valuation Research Corporation, Independent Valuation Firm.**
o		Not applicable.
p		Not applicable.
q		Not applicable.
rr		Code of Ethics of the Company adopted under Rule 17j-1.**

*	Filed herewith.

**	Incorporated by reference to Amendment No. 6 to GSC Investment Corp.’s Registration Statement on Fomr N-2, file No. 333-138051, filed on March 22, 2007.

***	Incorporated by reference to Amendment No. 5 to GSC Investment LLC.’s Registration Statement on Form N-2, File No. 333-488051, filed on March 8, 2007.

****	Incorporated by reference to Amendment No. 4 to GSC Investment LLC’s Registration Statement on Form N-2, File No. 333-138051, filed on February 23, 2007.

*****	Incorporated by reference to Amendment No. 3 to GSC Investment LLC’s Registration Statement on Form N-2, File No. 333-138051, filed on February 7, 2007.

******	Incorporated by reference to Amendment No. 2 to GSC Investment LLC’s Registration Statement on Form N-2, File No. 333-138051, filed on January 12, 2007.

*******	Incorporated by reference to GSC Investment LLC’s Registration Statement on Form N-2, File No. 333-138051, filed on December 1, 2006.

********	Incorporated by reference to GSC Investment Corp’s Registration Statement on Form 8-A, File No. 001-333-76, filed on March 21, 2007.